UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York,	NY 10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2007

Legg Mason Partners

Government Securities Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Government Securities Fund

Semi-Annual Report • June 30, 2007

What’s

Inside

Fund Objective

The Fund seeks high current return.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006—the 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters.…Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated… . In these circumstances, the Committee's predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. After falling during the first three months of the year, yields moved steadily higher over much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and mounting expectations that the Fed would not be cutting short-term rates in the foreseeable future. Two-year Treasury yields spiked to 5.10% on June 14th, versus 4.58% when the second quarter began. Ten-year

Legg Mason Partners Government Securities Fund         I

Treasury yields moved up even more dramatically, cresting at 5.26% on June 12th—their highest rate in five years. In contrast, the yield on the 10-year Treasury was 4.65% at the end of March. After their highs in mid June, yields then trended somewhat lower during the reporting period, as concerns regarding the subprime mortgage market triggered a flight to quality. As of June 30, 2007, the yields on two- and 10-year Treasuries were 4.87% and 5.03%, respectively. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 0.98%.

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wide range of financial institutions and markets. As a result, other fixed income instruments have experienced increased price volatility.

II         Legg Mason Partners Government Securities Fund

Performance Review

For the six months ended June 30, 2007, Class A shares of Legg Mason Partners Government Securities Fund, excluding sales charges, returned 0.24%. These shares outperformed the Lipper General U.S. Government Funds Category Average1 which increased 0.15% over the same time frame. The Fund’s unmanaged benchmark, the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Indexv, returned 1.05%. The Fund’s former benchmarks, the Citigroup Treasury/Mortgage Indexvi and the Lehman Brothers Government Bond Indexvii, returned 0.92% and 1.10%, respectively, for the same period.

Performance Snapshot as of June 30, 2007 (excluding sales charges) (unaudited)

Six Months

Government Securities Fund — Class A Shares	0.24%

Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index	1.05%

Citigroup Treasury/Mortgage Index	0.92%

Lehman Brothers Government Bond Index	1.10%

Lipper General U.S. Government Funds Category Average	0.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned -0.05%, Class C shares returned -0.13%, Class I shares returned 0.41% and Class 1 shares returned 0.33% over the six months ended June 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
The 30-Day SEC Yields for the period ending June 30, 2007 for Class A, B, C, I and 1 shares were 4.73%, 4.39%, 4.37%, 5.28% and 4.68%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, B, C, I and 1 shares would have been 4.57%, 4.14%, 4.30%, 5.17% and 4.54%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B, Class C, Class I and Class 1 shares were 0.95%, 1.55%, 1.61%, 0.57% and 0.82%, respectively. Management has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 0.81% for Class A, 1.35% for Class B, 0.48% for Class I and 0.73% for Class 1 until May 1, 2009, and to 1.38% for Class C until May 1, 2008 and to 1.52% for Class C for the period May 1, 2008 until May 1, 2009.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 172 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Government Securities Fund         III

Special Shareholder Notices

Effective May 17, 2007, the Fund is managed by a team of portfolio managers, sector specialists and other investment professionals led by S. Kenneth Leech, Stephen A. Walsh, Mark S. Lindbloom, Ronald D. Mass and Michael C. Buchanan. Messrs. Leech, Walsh and Mass have been employed with Western Asset Management Company (“Western Asset”) for at least the past five years. Messrs. Lindbloom and Buchanan joined Western Asset in 2006 and 2005, respectively. The team is responsible for overseeing the day-to-day operations of the Fund.

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management ("CAM") to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

IV         Legg Mason Partners Government Securities Fund

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund's Board or investment manager.

Additionally, effective as of the close of business on July 27, 2007, Class 1 shares of the Fund will be closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date will be permitted to continue to maintain their then-current Class 1 shares, but will no longer be permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions). Affected shareholders were sent a communication notifying them to this change.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Government Securities Fund         V

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, fixed-income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund's share price. The U.S. government guarantee of principal and interest payments only applies to underlying securities in the Fund's portfolio, not the Fund's shares. Please note that the Fund's shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Lehman Brothers Fixed-Rate Mortgage- Backed Securities Index is an unmanaged index composed of securities backed by 15-year to 30-year fixed-rate mortgage pools of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).

vi

The Citigroup Treasury/Mortgage Index is a component of the Citigroup U.S. Broad Investment-Grade (USBIG) Bond Index. It includes institutionally-traded fixed rate U.S. Treasury securities and mortgages. Mortgages are comprised of 30- and 15-year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages.

vii	The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies that have an average maturity of roughly nine years.

VI         Legg Mason Partners Government Securities Fund

Fund at a Glance (unaudited)

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class 1	0.33%	$1,000.00	$1,003.30	0.66%	$3.28

Class A	0.24	1,000.00	1,002.40	0.83	4.12

Class B	(0.05)	1,000.00	999.50	1.40	6.94

Class C	(0.13)	1,000.00	998.70	1.38	6.84

Class I	0.41	1,000.00	1,004.10	0.49	2.43

(1)	For the six months ended June 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. In absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class 1	5.00%	$1,000.00	$1,021.52	0.66%	$3.31

Class A	5.00	1,000.00	1,020.68	0.83	4.16

Class B	5.00	1,000.00	1,017.85	1.40	7.00

Class C	5.00	1,000.00	1,017.95	1.38	6.90

Class I	5.00	1,000.00	1,022.36	0.49	2.46

(1)	For the six months ended June 30, 2007.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         3

Schedule of Investments (June 30, 2007) (unaudited)

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Face Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 96.0%
FHLMC — 5.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
$371,261	7.394% due 2/1/32 (a)(b)	$376,737
2,906,251	7.293% due 4/1/32 (a)(b)	2,917,145
1,154,538	7.259% due 5/1/32 (a)(b)	1,171,029
5,541,568	6.307% due 4/1/34 (a)(b)	5,614,777
	Gold:
3,526,453	7.000% due 11/1/15-7/1/32 (b)	3,636,484
8,626,097	6.500% due 1/1/16-4/1/37 (b)	8,749,338
3,214,519	6.000% due 3/1/17-1/1/32 (b)	3,224,558
13,277,214	5.500% due 7/1/21 (b)	13,082,310
8,796,751	5.000% due 9/1/33 (b)	8,290,217

	TOTAL FHLMC	47,062,595

FNMA — 78.2%
	Federal National Mortgage Association (FNMA):
180,118,775	5.500% due 5/1/16-2/1/37 (b)	174,198,289
17,005,848	6.500% due 7/1/16-5/1/37 (b)	17,214,098
52,671,818	5.000% due 2/1/18-3/1/34 (b)	50,053,058
7,768,393	4.500% due 8/1/18 (b)	7,404,423
255,100,000	5.000% due 7/17/22-7/12/37 (c)	239,491,921
59,750,000	5.500% due 7/17/22 (c)	58,863,071
3,789,688	7.000% due 4/1/26-6/1/32 (b)	3,928,537
1,908,031	7.500% due 8/1/28-4/1/32 (b)	1,993,030
161,771,516	6.000% due 3/1/31-3/1/37 (b)	160,219,424
411,379	5.671% due 6/1/32 (a)(b)	419,834
21,500,000	6.000% due 7/12/37 (c)	21,268,208

	TOTAL FNMA	735,053,893

GNMA — 12.8%
	Government National Mortgage Association (GNMA):
3,959,785	7.000% due 2/15/28-11/15/31 (b)	4,128,540
762,930	7.500% due 4/15/29-10/15/31 (b)	799,184
76,949,397	6.500% due 10/15/31-9/20/36 (b)	78,290,940
3,432,818	6.000% due 11/15/32 (b)	3,425,890
27,414,539	5.000% due 5/15/33-9/15/33 (b)	25,994,866
7,580,000	5.000% due 7/19/37 (c)	7,169,020

	TOTAL GNMA	119,808,440

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $913,972,942)	901,924,928

ASSET-BACKED SECURITIES — 6.8%
Credit Card — 0.5%
4,938,209	Compucredit Acquired Portfolio Voltage Master Trust, Series 2006-1A, Class A1, 5.490% due 9/15/18 (a)(b)(d)	4,940,135

See Notes to Financial Statements.

4         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Home Equity — 6.3%
$224,538	Aames Mortgage Investment Trust, Series 2005-03, Class A1, 5.470% due 8/25/35 (a)(b)(d)	$224,573
	ACE Securities Corp.:
1,451,111	Series 2004-OP1, Class M1, 5.840% due 4/25/34 (a)(b)	1,452,012
750,774	Series 2005-SD3, Class A, 5.720% due 8/25/45 (a)(b)	751,571
2,538,935	Series 2006-SD1, Class A1B, 5.670% due 2/25/36 (a)(b)	2,542,105
1,647,578	Series 2006-SL2, Class A, 5.490% due 1/25/36 (a)(b)	1,623,635
1,427,352	Ameriquest Mortgage Securities Inc., Series 2004-R7, Class A6, 5.690% due 8/25/34 (a)(b)	1,432,400
439,034	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (a)(b)	439,251
1,611,464	Asset Backed Funding Certificates, Series 2005-WF1, Class A2B, 5.500% due 1/25/35 (a)(b)	1,613,017
2,321,825	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A4, 5.590% due 4/28/36 (a)(b)	2,324,042
150,000	Bear Stearns Asset-Backed Securities Trust, Series 2004-B01, Class 1A2, 5.670% due 9/25/34 (a)(b)	150,538
	Countrywide Asset-Backed Certificates:
1,082,150	Series 2005-04, Class 3AV2, 5.530% due 10/25/35 (a)(b)	1,083,409
414,977	Series 2005-17, Class-1AF1, 5.520% due 5/25/36 (a)(b)	415,255
2,748,627	Series 2006-SD3, Class A1, 5.650% due 7/25/36 (a)(b)(d)	2,739,528
	Countrywide Home Equity Loan Trust:
1,132,208	Series 2004-I, Class A, 5.610% due 2/15/34 (a)(b)	1,134,795
5,520,821	Series 2004-R, Class 2A, 5.570% due 3/15/30 (a)(b)	5,539,309
1,234,476	Series 2006-D, Class 2A, 5.520% due 5/15/36 (a)(b)	1,234,878
4,160,609	Series 2006-RES, Class 4F1B, 5.580% due 5/15/34 (a)(b)(d)	4,163,306
322,692	Countrywide Inc., Asset-Backed Certificates, Series 2002-S3, Class M1, 4.800% due 5/25/32 (b)	313,480
4,005,254	EMC Mortgage Loan Trust, Series 2006-A, Class A1, 5.770% due 12/25/42 (a)(b)(d)	4,005,234
359,297	GSAMP Trust, Series 2003-SEA, Class A1, 5.720% due 2/25/33 (a)(b)	361,161
491,281	Indymac Home Equity Loan Asset-Backed Trust, Series 2004-C, Class 1A1, 5.630% due 3/25/35 (a)(b)	491,647
125,013	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (a)(b)	125,096
	Lehman XS Trust:
714,772	Series 2006-GP2, Class 1A1A, 5.390% due 6/25/46 (a)(b)	714,786
2,937,571	Series 2006-GP4, Class 3A1A, 5.390% due 8/25/46 (a)(b)	2,937,629
100,000	New Century Home Equity Loan Trust, Series 2003-B, Class M2, 6.970% due 11/25/33 (a)(b)	100,789
1,642,515	Novastar Home Equity Loan, Series 2003-02, Class A2, 5.660% due 9/25/33 (a)(b)	1,646,066
	RAAC:
258,584	Series 2006-RP2, Class A, 5.570% due 2/25/37 (a)(b)(d)	258,719
4,041,766	Series 2006-RP3, Class A, 5.590% due 5/25/36 (a)(b)(d)	4,047,292
1,337,767	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 5.820% due 12/25/33 (a)(b)	1,348,637

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         5

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Home Equity — 6.3% (continued)
	SACO I Trust:
$1,383,236	Series 2006-04, Class A1, 5.490% due 3/25/36 (a)(b)	$1,384,096
2,189,796	Series 2006-06, Class A, 5.450% due 6/25/36 (a)(b)	2,190,747
126,733	Series 2006-07, Class A1, 5.450% due 7/25/36 (a)(b)	126,785
685,978	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 5.660% due 1/25/33 (a)(b)	686,692
1,334,844	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.430% due 2/25/36 (a)(b)(d)	1,334,936
	Truman Capital Mortgage Loan Trust:
523,925	Series 2005-01, Class A, 5.750% due 3/25/37 (a)(b)(d)	523,925
7,482,880	Series 2006-01, Class A, 5.580% due 3/25/36 (a)(b)(d)	7,482,880

	Total Home Equity	58,944,221

	TOTAL ASSET-BACKED SECURITIES (Cost — $63,903,600)	63,884,356

COLLATERALIZED MORTGAGE OBLIGATIONS (b) — 14.0%
13,407,647	Adjustable Rate Mortgage Trust, Whole Loan, Series 2005-3, Class 7A1, 5.079% due 7/25/35 (a)	13,276,353
2,732,612	American Home Mortgage Assets, Series 2006-3, Class 3A12, 5.510% due 10/25/46 (a)	2,740,744
287,933	American Home Mortgage Investment Trust, Series 2006-02, Class 1A1, 5.400% due 6/25/46 (a)	287,923
	Banc of America Funding Corp.:
4,301,937	Series 2005-H, Class 1A1, 5.022% due 11/20/35 (a)	4,315,961
2,833,447	Series 2006-G, Class 2A2, 5.400% due 7/20/36 (a)	2,831,838
939,999	Bear Stearns Alternate-A Trust, Series 2004-10, Class 1A1, 5.660% due 9/25/34 (a)	941,502
1,743,740	CBA Commercial Small Balance Commercial Mortgage, Series 2006-1A, Class A, 5.570% due 6/25/38 (a)(d)	1,739,108
	Countrywide Alternative Loan Trust:
519,872	Series 2005-17, Class 1A1, 5.580% due 7/25/35 (a)	520,970
202,770	Series 2005-24, Class 1A1, 6.339% due 7/20/35 (a)	203,232
5,622,059	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (a)	5,623,021
824,673	Series 2005-44, Class 1A1, 5.650% due 10/25/35 (a)	825,813
191,570	Series 2005-59, Class 1A1, 5.649% due 11/20/35 (a)	192,365
191,570	Series 2005-59, Class 1A2A, 5.699% due 11/20/35 (a)	192,542
149,905	Series 2005-72, Class A1, 5.590% due 1/25/36 (a)	149,989
1,249,725	Series 2005-IM1, Class A1, 5.620% due 1/25/36 (a)	1,251,658
483,165	Series 2006-OA11, Class A4, 5.510% due 9/25/46 (a)	482,942
	Countrywide Home Loan:
3,181,019	Series 2003-J10, Class 1A2, 5.250% due 11/25/33	3,140,486
1,585,277	Series 2005-R3, Class AF, 5.720% due 9/25/35 (a)(d)	1,596,341
	Mortgage Pass-Through Trust:
526,055	Series 2005-09, Class 1A1, 5.620% due 5/25/35 (a)	527,116
782,935	Whole Loan, Series 2003-HYB1, Class 1A1, 3.687% due 5/19/33 (a)	781,543

See Notes to Financial Statements.

6         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (b) — 14.0% (continued)
$1,015,367	CS First Boston Mortgage Securities Corp., Whole Loan, Series 2002-10, Class 2A1, 7.500% due 5/25/32	$1,020,338
	Federal Home Loan Mortgage Corp. (FHLMC):
2,120,000	Series 3330, Class VA, 5.000% due 6/15/18	2,047,788
	Structured Pass Through Securities:
3,255,757	Series T-51, Class 1A, 6.500% due 9/25/43 (a)	3,295,010
59,689	Series T-56, Class A3B, 4.406% due 8/25/39	59,521
	Federal National Mortgage Association (FNMA):
1,339,485	Grantor Trust, Series 2002-T12, Class A5, 6.233% due 10/25/41 (a)	1,365,140
	Whole Loan:
	Series 2003-W12:
3,733,180	Class 1A6, 4.500% due 6/25/43	3,714,468
6,272,848	Class 2A4, 3.350% due 6/25/43	6,210,427
1,738,678	Series 2003-W14, Class 2A, 6.163% due 1/25/43 (a)	1,774,401
1,015,809	Series 2003-W19, Class 2A, 6.097% due 6/25/33 (a)	1,037,144
2,620,336	Series 2004-W1, Class 3A, 6.120% due 1/25/43 (a)	2,632,618
1,377,559	GSAMP Trust, Series 2004-AR1, Class A2B, 5.920% due 6/25/34 (a)	1,378,413
3,137,530	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 5.670% due 1/25/35 (a)(d)	3,152,516
684,824	Harborview Mortgage Loan Trust, Series 2006-07, Class 2A1A, 5.520% due 10/19/37 (a)	685,729
	IMPAC CMB Trust:
736,083	Series 2004-06, Class 1A2, 5.710% due 10/25/34 (a)	736,956
2,165,771	Series 2004-07, Class 1A1, 5.690% due 11/25/34 (a)	2,168,185
1,864,587	Series 2004-10, Class 3A1, 5.670% due 3/25/35 (a)	1,868,084
	IMPAC Secured Assets Corp.:
552,781	Series 2004-03, Class 1A4, 5.720% due 11/25/34 (a)	554,551
320,552	Series 2005-02, Class A1, 5.640% due 3/25/36 (a)	321,752
	Indymac Index Mortgage Loan Trust:
1,299,185	Series 2005-AR1, Class 1A1, 5.257% due 3/25/35 (a)	1,287,411
2,049,577	Series 2005-AR21, Class 4A1, 5.386% due 10/25/35 (a)	2,030,865
1,148,187	Lehman XS Trust, Series 2005-5N, Class 3A1A, 5.620% due 11/25/35 (a)	1,151,175
1,613,302	Long Beach Mortgage Loan Trust, Series 2001-03, Class M1, 6.145% due 9/25/31 (a)	1,615,010
2,963,818	MASTR Adjustable Rate Mortgage Trust, Series 2006-OA1, Class 1A1, 5.530% due 4/25/46 (a)	2,970,613
	Morgan Stanley Mortgage Loan Trust:
1,298,643	Series 2004-6AR, Class 2A1, 5.059% due 8/25/34 (a)	1,293,972
1,032,121	Series 2006-4SL, Class A1, 5.470% due 3/25/36 (a)	1,032,987
387,184	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510% due 9/25/46 (a)	388,047
216,886	Opteum Mortgage Acceptance Corp., Series 2005-04, Class 1A1A, 5.490% due 11/25/35 (a)	216,988
1,531,862	Prime Mortgage Trust, Series 2006-CL1, Class A1, 5.820% due 2/25/35 (a)	1,536,835
268,279	Puma Finance Ltd., Series S1, Class A, 5.557% due 8/9/35 (a)(d)	268,397

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (b) — 14.0% (continued)
$621,085	Residential Asset Mortgage Products Inc., Series 2003-RP2, Class A1, 5.770% due 6/25/33 (a)(d)	$621,085
	Structured Adjustable Rate Mortgage Loan Trust:
4,391,010	Series 2004-10, Class 3A2, 5.340% due 8/25/34 (a)	4,387,106
328,116	Series 2004-17, Class A1, 6.099% due 11/25/34 (a)	333,837
801,910	Series 2005-02, Class A2, 5.570% due 2/25/35 (a)	803,073
505,638	Series 2005-05, Class A3, 5.550% due 5/25/35 (a)	505,870
8,339,427	Structured Asset Mortgage Investments Inc., Series 2006-AR6, Class 1A3, 5.510% due 7/25/36 (a)	8,360,321
	Thornburg Mortgage Securities Trust:
157,131	Series 2004-01, Class I2A, 5.770% due 3/25/44 (a)	157,267
3,557,077	Series 2005-02, Class A4, 5.570% due 7/25/45 (a)	3,562,467
1,260,802	Series 2006-01, Class A3, 5.490% due 1/25/36 (a)	1,260,498
	Series 2006-03:
2,191,271	Class A2, 5.425% due 6/25/36 (a)	2,190,194
2,197,045	Class A3, 5.430% due 6/25/09 (a)	2,194,840
	Washington Mutual Inc.:
3,414,513	Series 2005-AR11, Class A1A, 5.640% due 8/25/45 (a)	3,424,332
237,984	Series 2005-AR13, Class A1A1, 5.610% due 10/25/45 (a)	238,543
3,873,339	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (a)	3,887,296
2,666,595	Series 2006-AR11, Class 2A, 6.529% due 9/25/46 (a)	2,674,929
	Washington Mutual Mortgage Pass-Through Certificates:
1,992,824	Series 2003-MS8, Class 1A7, 5.500% due 5/25/33	1,989,014
3,639,125	Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (a)	3,664,228
1,674,607	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (a)	1,674,803

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $131,901,796)	131,366,491

U.S. GOVERNMENT & AGENCY OBLIGATIONS (b) — 0.6%
U.S. Government Agency — 0.5%
4,210,000	Federal National Mortgage Association (FNMA), 4.875% due 1/11/08	4,199,155

U.S. Government Obligation — 0.1%
	U.S. Treasury Notes:
300,000	4.000% due 4/15/10	293,180
1,000,000	4.125% due 8/15/10	978,126

	Total U.S. Government Obligations	1,271,306

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $5,486,760)	5,470,461

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,115,265,098)	1,102,646,236

SHORT-TERM INVESTMENTS — 17.6%
U.S. Government Agency — 0.1%
900,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (e)(f) (Cost — $867,435)	867,657

See Notes to Financial Statements.

8         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
U.S. Government Obligation — 0.1%
$800,000	U.S. Treasury Bills, 4.910% due 7/19/07 (e)(f) (Cost — $798,060)	$798,060

Repurchase Agreement — 17.4%
163,559,000	Nomura Securities International Inc. repurchase agreement dated 6/29/07, 5.260% due 7/2/07; Proceeds at maturity — $163,630,693; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.133% due 8/1/07 to 1/5/27; Market value — $166,830,892) (Cost — $163,559,000) (b)	163,559,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $165,224,495)	165,224,717

	TOTAL INVESTMENTS — 135.0% (Cost — $1,280,489,593#)	1,267,870,953
	Liabilities in Excess of Other Assets — (35.0)%	(328,499,455)

	TOTAL NET ASSETS — 100.0%	$939,371,498

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(b)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(c)	This security is traded on a to-be-announced ("TBA") basis (See Note 1).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rate shown represents yield-to-maturity.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
MASTR	— Mortgage Asset Securitization Transactions Inc.
VA	— Veterans Administration

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         9

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost—$1,116,930,593)	$1,104,311,953
Repurchase agreement, at value (Cost—$163,559,000)	163,559,000
Cash	196
Interest receivable	3,471,599
Receivable for Fund shares sold	527,337
Principal paydown receivable	436,430
Receivable from broker — variation margin	89,123
Prepaid expenses	37,146

Total Assets	1,272,432,784

LIABILITIES:
Payable for securities purchased	330,077,509
Payable for Fund shares repurchased	1,787,400
Distributions payable	419,442
Investment management fee payable	313,559
Distribution fees payable	147,840
Trustees’ fees payable	12,187
Deferred compensation payable	3,706
Accrued expenses	299,643

Total Liabilities	333,061,286

Total Net Assets	$939,371,498

NET ASSETS:
Par value (Note 6)	$993
Paid-in capital in excess of par value	1,054,111,683
Overdistributed net investment income	(59,309)
Accumulated net realized loss on investments and futures contracts	(99,548,724)
Net unrealized depreciation on investments and futures contracts	(15,133,145)

Total Net Assets	$939,371,498

Shares Outstanding:
Class 1	7,326,819

Class A	46,080,509

Class B	9,499,849

Class C	7,692,635

Class I	28,740,116

Net Asset Value:
Class 1 (and redemption price)	$9.46

Class A (and redemption price)	$9.45

Class B *	$9.46

Class C *	$9.45

Class I (and redemption price)	$9.47

Maximum Public Offering Price Per Share:
Class 1 (based on maximum initial sales charge of 6.75%)	$10.14

Class A (based on maximum initial sales charge of 4.25%)	$9.87

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$24,655,022

EXPENSES:
Investment management fee (Note 2)	2,408,122
Distribution fees (Notes 2 and 4)	1,081,050
Transfer agent fees (Note 4)	501,833
Legal fees	45,635
Shareholder reports (Note 4)	36,976
Registration fees	35,010
Audit and tax	16,964
Trustees’ fees	9,947
Insurance	6,811
Custody fees	6,193
Miscellaneous expenses	6,160

Total Expenses	4,154,701
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(548,003)

Net Expenses	3,606,698

Net Investment Income	21,048,324

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Loss From:
Investment transactions	(3,095,676)
Futures contracts	(507,733)

Net Realized Loss	(3,603,409)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(13,759,666)
Futures contracts	(1,986,837)

Change in Net Unrealized Appreciation/Depreciation	(15,746,503)

Net Loss on Investments and Futures Contracts	(19,349,912)

Increase in Net Assets From Operations	$1,698,412

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         11

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$21,048,324	$24,755,845
Net realized loss	(3,603,409)	(7,382,476)
Change in net unrealized appreciation/depreciation	(15,746,503)	4,939,053

Increase in Net Assets From Operations	1,698,412	22,312,422

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(21,459,744)	(27,352,651)

Decrease in Net Assets From Distributions to Shareholders	(21,459,744)	(27,352,651)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	73,964,934	62,901,731
Reinvestment of distributions	16,838,354	24,093,318
Cost of shares repurchased	(90,160,248)	(143,157,472)
Net assets of shares issued in connection with merger (Note 7)	389,474,563	—

Increase (Decrease) in Net Assets From Fund Share Transactions	390,117,603	(56,162,423)

Increase (Decrease) in Net Assets	370,356,271	(61,202,652)
NET ASSETS:
Beginning of period	569,015,227	630,217,879

End of period*	$939,371,498	$569,015,227

* Includes undistributed (overdistributed) net investment income of:	$(59,309)	$362,685

See Notes to Financial Statements.

12         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class 1 Shares(1)	2007(2)		2006†		2005†		2004†		2003†		2002†
Net Asset Value, Beginning of Period	$9.67		$9.74		$9.87		$9.89		$10.08		$9.53

Income (Loss) From Operations:
Net investment income	0.24		0.42		0.37		0.34		0.33		0.39
Net realized and unrealized gain (loss)	(0.21)		(0.02)		(0.13)		0.02		(0.14)		0.54

Total Income From Operations	0.03		0.40		0.24		0.36		0.19		0.93

Less Distributions From:
Net investment income	(0.24)		(0.47)		(0.37)		(0.38)		(0.38)		(0.38)
Return of capital	—		—		—		(0.00	)(3)	—		—

Total Distributions	(0.24)		(0.47)		(0.37)		(0.38)		(0.38)		(0.38)

Net Asset Value, End of Period	$9.46		$9.67		$9.74		$9.87		$9.89		$10.08

Total Return(4)	0.33%		4.22%		2.50%		3.76%		1.95%		10.00%

Net Assets, End of Period (millions)	$69		$74		$84		$96		$108		$120

Ratios to Average Net Assets:
Gross expenses	0.72	%(5)	0.77	%(6)	0.87%		0.84%		0.81%		0.85%
Net expenses	0.66	(5)(7)(8)	0.76	(6)(8)	0.87		0.82	(8)	0.81		0.85
Net investment income	4.97	(5)	4.41		3.73		3.45		3.34		4.01

Portfolio Turnover Rate	156	%(9)	266	%(9)	141	%(9)	138	%(9)	148	%(9)	280%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.74%, respectively (Note 12).

(7)

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.73% for Class 1 shares until May 1, 2009.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 232% for the six months ended June 30, 2007, and 615%, 315%, 292% and 328% for the years ended December 31, 2006, 2005, 2004 and 2003, respectively.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006†		2005†		2004†		2003†		2002†
Net Asset Value, Beginning of Period	$9.66		$9.73		$9.86		$9.88		$10.07		$9.52

Income (Loss) From Operations:
Net investment income	0.23		0.40		0.35		0.33		0.32		0.38
Net realized and unrealized gain (loss)	(0.21)		(0.03)		(0.12)		0.02		(0.14)		0.54

Total Income From Operations	0.02		0.37		0.23		0.35		0.18		0.92

Less Distributions From:
Net investment income	(0.23)		(0.44)		(0.36)		(0.37)		(0.37)		(0.37)
Return of capital	—		—		—		(0.00	)(3)	—		—

Total Distributions	(0.23)		(0.44)		(0.36)		(0.37)		(0.37)		(0.37)

Net Asset Value, End of Period	$9.45		$9.66		$9.73		$9.86		$9.88		$10.07

Total Return(4)	0.24%		3.98%		2.36%		3.63%		1.83%		9.88%

Net Assets, End of Period (millions)	$435		$312		$339		$358		$378		$395

Ratios to Average Net Assets:
Gross expenses	0.96	%(5)	0.99	%(6)	1.00%		0.98%		0.95%		0.91%
Net expenses	0.83	(5)(7)(8)	0.98	(6)(8)	1.00		0.97	(8)	0.95		0.91
Net investment income	4.80	(5)	4.19		3.60		3.30		3.19		3.91

Portfolio Turnover Rate	156	%(9)	266	%(9)	141	%(9)	138	%(9)	148	%(9)	280%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.97% and 0.96%, respectively (Note 12).

(7)

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.81% for Class A shares until May 1, 2009.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 232% for the six months ended June 30, 2007, and 615%, 315%, 292% and 328% for the years ended December 31, 2006, 2005, 2004 and 2003, respectively.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

14         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006†		2005†		2004†		2003†		2002†
Net Asset Value, Beginning of Period	$9.67		$9.74		$9.87		$9.89		$10.08		$9.53

Income (Loss) From Operations:
Net investment income	0.20		0.34		0.30		0.27		0.27		0.33
Net realized and unrealized gain (loss)	(0.20)		(0.03)		(0.12)		0.03		(0.14)		0.54

Total Income (Loss) From Operations	—		0.31		0.18		0.30		0.13		0.87

Less Distributions From:
Net investment income	(0.21)		(0.38)		(0.31)		(0.32)		(0.32)		(0.32)
Return of capital	—		—		—		(0.00	)(3)	—		—

Total Distributions	(0.21)		(0.38)		(0.31)		(0.32)		(0.32)		(0.32)

Net Asset Value, End of Period	$9.46		$9.67		$9.74		$9.87		$9.89		$10.08

Total Return(4)	(0.05)%		3.32%		1.80%		3.09%		1.30%		9.29%

Net Assets, End of Period (millions)	$90		$72		$89		$103		$122		$132

Ratios to Average Net Assets:
Gross expenses	1.61	%(5)	1.62	%(6)	1.55%		1.51%		1.51%		1.42%
Net expenses	1.40	(5)(7)(8)	1.62	(6)(8)	1.55		1.50	(8)	1.51		1.42
Net investment income	4.23	(5)	3.55		3.04		2.77		2.64		3.41

Portfolio Turnover Rate	156	%(9)	266	%(9)	141	%(9)	138	%(9)	148	%(9)	280%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.60% and 1.60%, respectively (Note 12).

(7)

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.35% for Class B shares until May 1, 2009.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 232% for the six months ended June 30, 2007, and 615%, 315%, 292% and 328% for the years ended December 31, 2006, 2005, 2004 and 2003, respectively.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         15

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006†		2005†		2004†		2003†		2002†
Net Asset Value, Beginning of Period	$9.67		$9.74		$9.87		$9.88		$10.08		$9.53

Income (Loss) From Operations:
Net investment income	0.20		0.37		0.31		0.28		0.28		0.34
Net realized and unrealized gain (loss)	(0.21)		(0.03)		(0.13)		0.04		(0.15)		0.54

Total Income (Loss) From Operations	(0.01)		0.34		0.18		0.32		0.13		0.88

Less Distributions From:
Net investment income	(0.21)		(0.41)		(0.31)		(0.33)		(0.33)		(0.33)
Return of capital	—		—		—		(0.00	)(3)	—		—

Total Distributions	(0.21)		(0.41)		(0.31)		(0.33)		(0.33)		(0.33)

Net Asset Value, End of Period	$9.45		$9.67		$9.74		$9.87		$9.88		$10.08

Total Return(4)	(0.13)%		3.65%		1.87%		3.29%		1.29%		9.39%

Net Assets, End of Period (millions)	$73		$10		$14		$17		$25		$32

Ratios to Average Net Assets:
Gross expenses	1.53	%(5)	1.34	%(6)	1.45%		1.44%		1.41%		1.39%
Net expenses	1.38	(5)(7)(8)	1.31	(6)(8)	1.45		1.42	(8)	1.41		1.39
Net investment income	4.26	(5)	3.85		3.14		2.84		2.75		3.45

Portfolio Turnover Rate	156	%(9)	266	%(9)	141	%(9)	138	%(9)	148	%(9)	280%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.33% and 1.29%, respectively (Note 12).

(7)

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.38% for Class C shares until May 1, 2008, and to 1.52% for the period from May 1, 2008 until May 1, 2009.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 232% for the six months ended June 30, 2007, and 615%, 315%, 292% and 328% for the years ended December 31, 2006, 2005, 2004 and 2003, respectively.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

16         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares(1)	2007(2)		2006†		2005†		2004†		2003†		2002†
Net Asset Value, Beginning of Period	$9.68		$9.75		$9.88		$9.89		$10.08		$9.53

Income (Loss) From Operations:
Net investment income	0.24		0.44		0.39		0.36		0.36		0.41
Net realized and unrealized gain (loss)	(0.20)		(0.03)		(0.12)		0.04		(0.14)		0.55

Total Income From Operations	0.04		0.41		0.27		0.40		0.22		0.96

Less Distributions From:
Net investment income	(0.25)		(0.48)		(0.40)		(0.41)		(0.41)		(0.41)
Return of capital	—		—		—		(0.00	)(3)	—		—

Total Distributions	(0.25)		(0.48)		(0.40)		(0.41)		(0.41)		(0.41)

Net Asset Value, End of Period	$9.47		$9.68		$9.75		$9.88		$9.89		$10.08

Total Return(4)	0.41%		4.39%		2.75%		4.09%		2.17%		10.25%

Net Assets, End of Period (millions)	$272		$101		$104		$220		$231		$130

Ratios to Average Net Assets:
Gross expenses	0.58	%(5)	0.60	%(6)	0.59%		0.59%		0.57%		0.58%
Net expenses	0.49	(5)(7)(8)	0.59	(6)(8)	0.59		0.57	(8)	0.57		0.58
Net investment income	5.14	(5)	4.58		3.97		3.70		3.54		4.25

Portfolio Turnover Rate	156	%(9)	266	%(9)	141	%(9)	138	%(9)	148	%(9)	280%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.58% and 0.57%, respectively (Note 12).

(7)

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.48% for Class I shares until May 1, 2009.

(8)	Reflects fee waivers and/or expense reimbursements.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 232% for the six months ended June 30, 2007, and 615%, 315%, 292% and 328% for the years ended December 31, 2006, 2005, 2004 and 2003, respectively.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         17

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Government Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”), a Maryland corporation registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value

18         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. ("Legg Mason").

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2 billion	0.55%
Next $2 billion	0.50
Next $2 billion	0.45
Next $2 billion	0.40
Over $8 billion	0.35

20         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.73%, 0.81%, 1.35% and 0.48% for Class 1, Class A, Class B and Class I shares, respectively, until May 1, 2009 and to 1.38% for Class C shares until May 1, 2008 and to 1.52% for Class C shares for the period from May 1, 2008 until May 1, 2009.

During the six months ended June 30, 2007, LMPFA waived a portion of its investment management fee in the amount of $260,471. In addition, during the six months ended June 30, 2007, the Fund was reimbursed for expenses in the amount of $278,109.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”), serve as distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 6.75% and 4.25% for Class 1 and A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% after the first year and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2007, LMIS and its affiliates received sales charges of approximately $2,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$2,000	$32,000	$0	*

*	Amount represents less than $1,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments and U.S Government & Agency Obligations (excluding short-term investments and mortgage dollar rolls) were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$8,064,699	$1,624,559,913

Sales	83,947,829	1,475,284,520

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$862,948
Gross unrealized depreciation	(13,481,588)

Net unrealized depreciation	$(12,618,640)

At June 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro	1,633	6/08	$388,436,228	$387,123,063	$(1,313,165)
U.S. Treasury Bonds	142	9/07	15,507,905	15,300,500	(207,405)
U.S. Treasury 2-Year Notes	157	9/07	32,073,566	31,993,656	(79,910)
U.S. Treasury 5-Year Notes	1,283	9/07	134,587,548	133,532,234	(1,055,314)

					(2,655,794)

Contracts to Sell:
U.S. Treasury 10-Year Notes	1,686	9/07	$178,356,758	$178,215,469	$141,289

Net Unrealized Loss on Open Futures Contracts					$(2,514,505)

At June 30, 2007, the Fund held TBA securities with a total cost of $330,077,509.

During the six months ended June, 30, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $757,267,311. For the six months ended June 30, 2007, the Fund recorded a loss to income of $18,982 related to such mortgage rolls.

At June 30, 2007, the Fund had no mortgage dollar rolls outstanding.

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class 1	—	$42,867	$6,013
Class A	$526,909	263,397	21,752
Class B	339,137	118,166	7,940
Class C	215,004	77,354	1,193
Class I	—	49	78

Total	$1,081,050	$501,833	$36,976

22         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

CGM, PFS, and LMIS and its affiliates have agreed to reimburse the Fund for any amount which exceeds the payments made by the Fund with respect to the distribution plan for Class A shares over the cumulative unreimbursed amounts spent by CGM, PFS, and LMIS and its affiliates in performing its services under the distribution plan. For the six months ended June 30, 2007, $9,423 was reimbursed.

5.	Distributions to Shareholders by Class

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Investment Income
Class 1	$1,819,843	$3,753,221
Class A	10,328,303	14,899,301
Class B	1,960,882	3,151,612
Class C	1,326,422	504,239
Class I	6,024,294	5,044,278

Total	$21,459,744	$27,352,651

6.	Shares of Beneficial Interest

At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Company had 10 billion shares of capital stock authorized with a par value of $0.001 per share.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Class 1
Shares sold	138,430	$1,333,465	183,815	$1,761,866
Shares issued on reinvestment	186,579	1,796,024	393,207	3,775,037
Shares repurchased	(623,830)	(6,004,433)	(1,590,503)	(15,256,584)

Net Decrease	(298,821)	$(2,874,944)	(1,013,481)	$(9,719,681)

Class A
Shares sold	2,942,664	$28,379,058	4,286,396	$41,131,431
Shares issued on reinvestment	882,414	8,487,420	1,256,939	12,054,274
Shares repurchased	(4,927,808)	(47,397,070)	(8,056,436)	(77,190,379)
Shares issued with merger	14,859,015	143,029,750	—	—

Net Increase (Decrease)	13,756,285	$132,499,158	(2,513,101)	$(24,004,674)

Class B
Shares sold	346,874	$3,352,699	782,462	$7,502,515
Shares issued on reinvestment	187,286	1,802,857	294,266	2,824,576
Shares repurchased	(1,760,543)	(16,967,064)	(2,791,890)	(26,767,249)
Shares issued with merger	3,304,113	31,831,077	—	—

Net Increase (Decrease)	2,077,730	$20,019,569	(1,715,162)	$(16,440,158)

Class C
Shares sold	984,882	$9,486,156	80,543	$775,168
Shares issued on reinvestment	139,626	1,344,389	38,225	366,780
Shares repurchased	(1,170,800)	(11,273,315)	(458,321)	(4,395,490)
Shares issued with merger	6,653,924	64,083,436	—	—

Net Increase (Decrease)	6,607,632	$63,640,666	(339,553)	$(3,253,542)

Class I
Shares sold	3,257,173	$31,413,556	1,217,460	$11,730,751
Shares issued on reinvestment	355,212	3,407,664	527,900	5,072,651
Shares repurchased	(884,048)	(8,518,366)	(2,037,106)	(19,547,770)
Shares issued with merger	15,610,761	150,530,300	—	—

Net Increase (Decrease)	18,339,098	$176,833,154	(291,746)	$(2,744,368)

24         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.	Transfer of Net Assets

Effective at the close of business on February 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners U.S. Government Securities Fund pursuant to a plan of reorganization approved by Legg Mason Partners U.S. Government Securities Fund shareholders on December 28, 2006. Total shares issued by the Fund and the total net assets of the Legg Mason Partners U.S. Government Securities Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Legg Mason Partners U.S. Government Securities Fund	Total Net Assets of the Fund
Legg Mason Partners U.S. Government Securities Fund	40,427,813	$389,474,563	$567,017,652

The total net assets of the Legg Mason Partners U.S. Government Securities Fund before acquisition included unrealized depreciation of $2,131,447, accumulated net realized loss of $12,566,651 and overdistributed net investment income of $10,574. Total net assets of the Fund immediately after the transfer were $956,492,215. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.	Capital Loss Carryforward

On December 31, 2006, the Fund had a net capital loss carryforward of approximately $83,745,003, of which $48,857,876 expires in 2007, $16,358,450 expires in 2008, $2,474,230 expires in 2012, $3,821,875 expires in 2013 and $12,232,572 expires in 2014. These amounts will be available to offset like amounts of any future taxable gains.

9.	Regulatory Matters

On May 31, 2005, the U.S. Security and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), the then-investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as

26         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*    *    *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

11. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

12. Special Shareholder Meeting and Reorganization

Shareholders of the Fund approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

13. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must

28         Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*    *    *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

14.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

Legg Mason Partners Government Securities Fund 2007 Semi-Annual Report         29

Legg Mason Partners

Government Securities Fund

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund
Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Government Securities Fund, but it may also be used as sales literature.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason

Investor Services, LLC

Member FINRA, SIPC

FD0408 8/07	SR07-389

Legg Mason Partners

Government Securities Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS GOVERNMENT SECURITIES FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. Principal Accountant Fees and Services

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust
By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: August 29, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: August 29, 2007